Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Other Current Liabilities [Abstract]
Other Current Liabilities
Note 8 - Other Current Liabilities

	December 31,
	2019	2018
	U.S. Dollars (in thousands)

Accrued employee compensation and related benefits	7,713	7,405
Commissions	5,963	6,571
Deferred revenues	1,936	1,302
Accrued warranty costs (1)	1,723	1,714
Accrued expenses	1,343	2,861
Operating lease obligations (See Note 2(U))	826	-
Government institutions and income tax payable	700	597
Advances from customers	68	2,729

	20,272	23,179

(1)	Changes in the accrued warranty costs are as follows:

	Year Ended December 31,
	2019	2018	2017
	U.S. Dollars (in thousands)
Beginning of year	1,714	1,300	1,102
Accruals	3,170	2,930	2,222
Usage	(3,161)	(2,516)	(2,024)

Balance at end of year	1,723	1,714	1,300